Net Investment Income Earned by Insurance Subsidiary Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Net Investment Income Earned By Insurance Subsidiary Investments [Abstract]
Interest income	$ 1,013	$ 1,011	$ 1,290
Net amortization of premium and accretion of discount	(325)	(330)	(406)
Gains on sale of investments	2,895	3,404	123
Losses on sale of investments	(92)	(24)	(28)
Other-than-temporary impairments		(143)
Investment expenses	(145)	(118)	(115)
Investment Income, Net, Total	$ 3,346	$ 3,800	$ 864